Accrued Liabilities and Other Payables - Schedule of accrued liabilities and other payable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Liabilities and Other Payables [Abstract]
Accrued marketing expenses	¥ 257,216		¥ 43,765
Accrued liabilities for learning services and online marketing services	136,605		85,598
Accrued outside labor service fee	64,799		10,488
Operating lease liabilities-current portion	29,982		4,166
Accrued technical expenses	24,000		8,960
Accrued administrative expenses	23,777		7,846
Deferred government grant	21,376
Accrued professional fee	11,811		18,334
Warehousing and logistics fee	8,034		3,469
Payables for property and equipment	7,068
Deposits payable to service providers	1,823		2,542
Others	15,553		7,475
Total	¥ 602,044	$ 92,267	¥ 192,643